Schedule of Investments

ARK Fintech Innovation ETF

October 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%
Banks - 4.4%
Silvergate Capital Corp., Class A*	481,613	$75,430,228
TCS Group Holding PLC, Class Reg S (Russia)(a)	725,493	74,290,483
Total Banks		149,720,711

Capital Markets - 11.8%
Coinbase Global, Inc., Class A*	816,762	260,890,118
Intercontinental Exchange, Inc.	486,504	67,361,344
Robinhood Markets, Inc., Class A*	2,120,762	74,163,047
Total Capital Markets		402,414,509

Consumer Finance - 3.8%
Kaspi.KZ JSC (Kazakhstan)(a)	219,631	31,846,495
LendingClub Corp.*	2,162,716	99,398,427
Total Consumer Finance		131,244,922

Entertainment - 3.3%
Sea Ltd. (Taiwan)*(b)	327,513	112,523,642

Health Care Technology - 3.6%
Teladoc Health, Inc.*	827,174	123,736,959

Hotels Restaurants & Leisure - 2.2%
DraftKings, Inc., Class A*	1,613,519	75,173,850

Insurance - 1.8%
Discovery Ltd. (South Africa)*	6,520,385	59,731,422

Interactive Media & Services - 13.1%
Facebook, Inc.*	204,633	66,213,100
Pinterest, Inc., Class A*	581,764	25,969,945
Snap, Inc., Class A*	641,161	33,712,245
Tencent Holdings Ltd. (China)(b)	712,772	43,329,410
Z Holdings Corp. (Japan)	8,373,485	51,868,220
Zillow Group, Inc., Class C*	2,176,774	225,579,090
Total Interactive Media & Services		446,672,010

Internet & Direct Marketing Retail - 11.7%
Amazon.com, Inc.*	10,512	35,450,984
Etsy, Inc.*	331,129	83,010,729
Farfetch Ltd., Class A (United Kingdom)*	1,074,937	42,148,280
JD.com, Inc. (China)*(b)	1,112,349	87,074,680
MercadoLibre, Inc. (Argentina)*	64,734	95,872,348
Pinduoduo, Inc. (China)*(b)	640,712	56,972,111
Total Internet & Direct Marketing Retail		400,529,132

IT Services - 28.3%
Adyen NV (Netherlands)*(c)	40,030	120,800,318
Pagseguro Digital Ltd., Class A (Brazil)*	443,069	16,039,098
PayPal Holdings, Inc.*	419,879	97,659,657
Shopify, Inc., Class A (Canada)*	145,388	213,244,941
Square, Inc., Class A*	1,374,799	349,886,345
StoneCo Ltd., Class A (Brazil)*	1,772,973	60,032,866
Toast, Inc., Class A*	71,669	3,814,224
Twilio, Inc., Class A*	361,264	105,257,879
Total IT Services		966,735,328

Real Estate Management & Development - 3.5%
Opendoor Technologies, Inc.*	5,100,991	120,944,497

Software - 12.3%
Bill.com Holdings, Inc.*	192,384	56,620,535
DocuSign, Inc.*	287,256	79,940,472
Intuit, Inc.	101,510	63,544,245
Palantir Technologies, Inc., Class A*	1,729,832	44,768,052
UiPath, Inc., Class A*	2,085,633	104,803,058
Workday, Inc., Class A*	238,976	69,298,261
Total Software		418,974,623
Total Common Stocks (Cost $3,186,246,479)		3,408,401,605
MONEY MARKET FUND–0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (d)
(Cost $4,485,250)	4,485,250	4,485,250
Total Investments–99.9% (Cost $3,190,731,729)		3,412,886,855
Other Assets in Excess of Liabilities–0.1%		5,053,228
Net Assets–100.0%		$3,417,940,083

Schedule of Investments (continued)

ARK Fintech Innovation ETF

October 31, 2021 (Unaudited)

*	Non-income producing security
(a)	Global Depositary Receipt
(b)	American Depositary Receipt
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of October 31, 2021.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$3,408,401,605	$–	$–	$3,408,401,605
Money Market Fund	4,485,250	–	–	4,485,250
Total	$3,412,886,855	$–	$–	$3,412,886,855

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.